Note 37 - Information on Subsidiaries - Parenthetical Information Note 39 (Detail: Text Values) € in Billions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	520	521
Number of consolidated structured entities in the Group	212	200
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	346	362
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	174	159
Restricted liquidity reserves in EUR billion	€ 13.3	€ 21.8